SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Total assets	$ 2,228,812	$ 1,655,461
Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		641,561
Investments [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	314,235	641,561
Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		1,013,900
Revolving Credit Facility [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	98,879
Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	588,511
Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	438,846
Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	788,341
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	314,235	641,561
Fair Value, Inputs, Level 1 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		641,561
Fair Value, Inputs, Level 1 [Member] | Investments [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	314,235	641,561
Fair Value, Inputs, Level 1 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Revolving Credit Facility [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Investments [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Revolving Credit Facility [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	1,914,577	1,013,900
Fair Value, Inputs, Level 3 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member] | Investments [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		$ 1,013,900
Fair Value, Inputs, Level 3 [Member] | Revolving Credit Facility [Member] | Plantify Foods Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	98,879
Fair Value, Inputs, Level 3 [Member] | Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	588,511
Fair Value, Inputs, Level 3 [Member] | Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	438,846
Fair Value, Inputs, Level 3 [Member] | Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	$ 788,341